Equity Attributable To Other Equity Instruments Holders (Tables)	12 Months Ended
Mar. 31, 2025
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Equity Attributable to Other Equity Instruments Holders
Equity attributable to other equity instruments holders at March 31, 2025 and 2024 consisted of the following:

	At March 31,
	2025	2024

	(In millions)
Perpetual subordinated bonds	¥1,815,379	¥1,442,344
Perpetual subordinated borrowings	52,998	20,000

Total equity attributable to other equity instruments holders	¥1,868,377	¥1,462,344